Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense / (benefit)	$ 19,615	$ (20,674)	$ 42,422	$ (323)
Effective income tax rate	21.30%	(11.30%)	19.30%	(0.10%)
Increase (release) of provisions for uncertain tax position	$ 1,900	$ (29,300)	$ 2,700	$ (27,300)
Increase (release) of deferred tax liability related to investments in foreign subsidiaries	0	$ (30,600)	0	$ (30,800)
Unrecognized tax benefits and related interest and penalties	105,900		105,900		$ 103,300
Unrecognized tax benefits	80,800		80,800		81,000
Interest and related penalties	$ 25,100		$ 25,100		$ 22,300